Segment Information (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Information (Textual)
Revenue by segment	$ 51,407,544	$ 17,089,549
Telecommunications Staffing Services Segment [Member]
Segment Information (Textual)
Revenue by segment	21,100,000
Concentration risk percentage	41.00%
Specialty Contracting Services [Member]
Segment Information (Textual)
Revenue by segment	$ 18,224,317	$ 6,513,763
Concentration risk percentage	7.00%